LOANS - Schedule of Interest Income Recognized for Non-Accrual Consumer Loans (Details) - Consumer - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Nonaccrual [Line Items]
Interest income	$ 21	$ 23
Loans sold and/or reclassified to held-for-sale	1,473	414
In North America offices
Financing Receivable, Nonaccrual [Line Items]
Interest income	20	22
In offices outside North America
Financing Receivable, Nonaccrual [Line Items]
Interest income	1	1
Residential first mortgages | In North America offices
Financing Receivable, Nonaccrual [Line Items]
Interest income	13	14
Residential first mortgages | In offices outside North America
Financing Receivable, Nonaccrual [Line Items]
Interest income	1	1
Home equity loans | In North America offices
Financing Receivable, Nonaccrual [Line Items]
Interest income	7	8
Credit cards | In North America offices
Financing Receivable, Nonaccrual [Line Items]
Interest income	0	0
Credit cards | In offices outside North America
Financing Receivable, Nonaccrual [Line Items]
Interest income	0	0
Personal, small business and other | In North America offices
Financing Receivable, Nonaccrual [Line Items]
Interest income	0	0
Personal, small business and other | In offices outside North America
Financing Receivable, Nonaccrual [Line Items]
Interest income	$ 0	$ 0